Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Other Expenses
Schedule of other income and other expenses
	2023	2022
Income
Income from investment in CFS Partners	$1,033,499	$584,971

Expenses
Outsourcing expense	$577,260	$539,123
Service contracts - administration	638,630	579,956
Marketing	472,008	499,000
State deposit tax	1,025,988	992,333
ATM fees	645,745	616,900